Contract liabilities - Summary of Contract liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Sales in advance of carriage	¥ 2,128	¥ 2,155
Frequent flyer programme	1,492	1,781
Advances from customers	566	1,055
Contract liabilities	4,186	4,991
Current portion	3,287	3,671
Non-current portion	¥ 899	¥ 1,320